UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

PAS Core Income Fund of Funds®

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

1.860891.101

PCI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100%
	Shares	Value
Intermediate-Term Bond Funds - 98.6%
Fidelity Investment Grade Bond Fund (a)	12,533,007	$ 77,829,973
Fidelity Mortgage Securities Fund (a)	1,213,949	12,103,074
Fidelity Total Bond Fund (a)	16,933,588	151,386,279
Loomis Sayles Bond Fund Retail Class	1,294,090	12,656,204
Metropolitan West Total Return Bond Fund Class M	8,329,715	74,384,359
PIMCO Mortgage-Backed Securities Fund Administrative Class	1,995,338	20,073,096
PIMCO Total Return Fund Administrative Class	22,783,064	234,665,558
TCW Total Return Bond Fund N Class	3,602,652	34,693,542
Western Asset Core Plus Bond Portfolio	5,331,221	43,822,632
TOTAL INTERMEDIATE-TERM BOND FUNDS		661,614,717
Municipal Bond Funds - 1.3%
Eaton Vance National Municipals Fund Class A	299,869	2,311,987
Fidelity Municipal Income Fund (a)	549,565	6,254,049
TOTAL MUNICIPAL BOND FUNDS		8,566,036
Specialty Funds - 0.1%
Fidelity Real Estate Income Fund (a)	149,405	1,001,011
TOTAL FIXED-INCOME FUNDS (Cost $737,604,522)		671,181,764
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $737,604,522)		$ 671,181,764
Legend
(a) Affiliated Company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Income earned
Fidelity Investment Grade Bond Fund	$ 3,150,313
Fidelity Mortgage Securities Fund	217,763
Fidelity Municipal Income Fund	321,117
Fidelity Real Estate Income Fund	209,509
Fidelity Total Bond Fund	6,467,032
Fidelity Ultra-Short Bond Fund	53,837
Total	$ 10,419,571
Additional Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Investment Grade Bond Fund	$ 93,224,500	$ 32,308,479	$ 34,554,370	$ 77,829,973
Fidelity Mortgage Securities Fund	-	23,614,187	11,535,573	12,103,074
Fidelity Municipal Income Fund	10,000,000	14,653,601	18,445,062	6,254,049
Fidelity Real Estate Income Fund	11,069,085	223,927	8,650,545	1,001,011
Fidelity Total Bond Fund	169,946,963	47,605,304	40,943,929	151,386,279
Fidelity Ultra-Short Bond Fund	7,238,730	49,850	7,012,000	-
Total	$ 291,479,278	$ 118,455,348	$ 121,141,479	$ 248,574,386
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 671,181,764	$ 671,181,764	$ -	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $737,606,034. Net unrealized depreciation aggregated $66,424,270, of which $91,894 related to appreciated investment securities and $66,516,164 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS Income Opportunities Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2008

A Fidelity Investments Company
Strategic Advisers, Inc.

1.799852.100

PIO-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Fixed-Income Funds - 100.0%
	Shares	Value
Bank Loan Funds - 4.7%
Eaton Vance Floating-Rate Fund - Advisers Class	1,365,566	$ 8,807,898
Fidelity Floating Rate High Income Fund (a)	1,306,892	9,880,100
TOTAL BANK LOAN FUNDS		18,687,998
High Yield Bond Funds - 95.3%
BlackRock High Yield Bond Portfolio Investor A Class	4,916,633	24,534,000
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	2,478,332	12,961,676
Fidelity Capital & Income Fund (a)	18,529,456	100,244,359
Fidelity High Income Fund (a)	7,520,061	43,691,555
Goldman Sachs High Yield Fund Class A	4,160,510	20,261,684
MainStay High Yield Corporate Bond Fund Class A	10,959,714	46,359,592
PIMCO High Yield Fund Administrative Class	6,480,057	40,759,559
T. Rowe Price High Yield Fund Advisor Class	20,241,618	92,504,195
TOTAL HIGH YIELD BOND FUNDS		381,316,620
TOTAL FIXED-INCOME FUNDS (Cost $583,106,574)		400,004,618
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $583,106,574)		$ 400,004,618
Legend
(a) Affiliated Company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income earned
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 1,082,999
Fidelity Capital & Income Fund	6,452,008
Fidelity Floating Rate High Income Fund	307,352
Fidelity High Income Fund	2,058,707
Total	$ 9,901,066
Additional information regarding the Fund's fiscal year to date purchase and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 19,451,328	$ 4,919,077	$ 1,458,523	$ 12,961,676
Fidelity Capital & Income Fund	112,654,248	38,845,995	2,796,525	100,244,359
Fidelity Floating Rate High Income Fund	5,902,850	6,180,027	56,568	9,880,100
Fidelity High Income Fund	31,128,500	27,457,836	1,651,249	43,691,555
Total	$ 169,136,926	$ 77,402,935	$ 5,962,865	$ 166,777,690
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 400,004,618	$ 400,004,618	$ -	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $583,106,766. Net unrealized depreciation aggregated $183,102,148, of which $598 related to appreciated investment securities and $183,102,746 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS International Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2008

Strategic Advisers, Inc.
A Fidelity Investments Company

1.841648.102

FOI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 42.7%
Fidelity Canada Fund (a)	82,151	$ 2,798,059
Fidelity International Discovery Fund (a)	2,103,134	47,110,206
GE Institutional International Equity Fund Service Class	2,509,506	24,542,972
Henderson International Opportunities Fund Class A	1,341,138	19,446,499
iShares MSCI EAFE Index ETF	555,800	23,160,186
Julius Baer International Equity Fund II Class A	1,550,474	15,008,593
Manning & Napier Fund, Inc. World Opportunities Series Class A	5,977,604	33,773,461
MFS Research International Fund Class A	3,334,716	34,714,394
SSgA International Stock Selection Fund Institutional Class	863,987	6,557,664
Thornburg International Value Fund Class A	955,374	17,531,110
UMB Scout International Fund	1,041,852	22,701,956
TOTAL FOREIGN LARGE BLEND FUNDS		247,345,100
Foreign Large Growth Funds - 13.1%
AIM International Growth Fund Class A	1,102,960	19,809,156
Fidelity Diversified International Fund (a)	1,914,510	38,730,544
T. Rowe Price International Stock Fund Advisor Class	119,546	957,566
William Blair International Growth Fund Class N	1,261,120	16,545,895
TOTAL FOREIGN LARGE GROWTH FUNDS		76,043,161
Foreign Large Value Funds - 30.9%
Causeway International Value Fund Investor Class	2,701,944	23,750,085
Goldman Sachs Structured International Equity Fund Class A	2,352,411	17,807,753
Harbor International Fund Retirement Class	849,505	32,136,771
MFS International Value Fund Class A	1,010,478	19,330,448
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	5,015,031	57,973,763
Oakmark International Fund Class I	1,204,617	14,359,033
Quant Foreign Value Fund Ordinary Shares	753,813	6,739,086
T. Rowe Price International Growth & Income Fund Advisor Class	753,392	6,795,597
TOTAL FOREIGN LARGE VALUE FUNDS		178,892,536
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund Class A	51	654
Neuberger Berman International Fund Trust Class	359	4,252
TOTAL FOREIGN SMALL MID GROWTH FUNDS		4,906
Equity Funds - continued
	Shares	Value
Foreign Small Mid Value Funds - 3.7%
Artisan International Value Fund Investor Class	972,600	$ 16,378,578
Third Avenue International Value Fund	447,074	4,926,756
TOTAL FOREIGN SMALL MID VALUE FUNDS		21,305,334
Other - 8.6%
BlackRock Pacific Fund, Inc. Investor Class A	360,364	5,614,465
Fidelity Japan Fund (a)	1,833,985	15,148,715
Fidelity Japan Smaller Companies Fund (a)	589,398	3,913,600
GMO Emerging Countries Fund Class M	652,885	3,852,020
Henderson European Focus Fund Class A	30	431
iShares MSCI Emerging Markets Index ETF	900	20,664
iShares MSCI Japan Index ETF	591,000	5,118,060
Matthews Pacific Tiger Fund Class I	10,946	144,929
SPDR Russell/Nomura Small Cap Japan ETF	44,900	1,506,844
SSgA Emerging Markets Fund	48	515
Wintergreen Fund	1,662,830	14,699,420
TOTAL OTHER		50,019,663
Specialty Funds - 1.0%
ING International Real Estate Fund Class A	906,360	5,746,322
SPDR DJ Wilshire International Real Estate ETF	800	20,592
TOTAL SPECIALTY FUNDS		5,766,914
TOTAL EQUITY FUNDS (Cost $908,766,003)		579,377,614
Short-Term Funds - 0.0%

Fidelity Select Money Market Portfolio (a) (Cost $366)	366	366
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $908,766,369)		$ 579,377,980
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Income earned
Fidelity Select Money Market Portfolio	$ 366
Additional Information regarding the Fund's fiscal year to date purchases and sales of the affiliated non Money Market Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Canada Fund	$ 2,311,959	$ 3,040,991	$ 232,871	$ 2,798,059
Fidelity Diversified International Fund	50,022,750	19,772,196	2,773,356	38,730,544
Fidelity International Discovery Fund	50,998,317	25,594,988	2,738,655	47,110,206
Fidelity Japan Fund	-	25,009,312	698,614	15,148,715
Fidelity Japan Smaller Companies Fund	5,852,719	-	-	3,913,600
	$ 109,185,745	$ 73,417,487	$ 6,443,496	$ 107,701,124
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 579,377,980	$ 579,377,980	$ -	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $908,766,426. Net unrealized depreciation aggregated $329,388,446, of which $28,547 related to appreciated investment securities and $329,416,993 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS International Fidelity Fund of Funds®

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

1.859525.101

PAI-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 57.1%
Fidelity Advisor Diversified International Fund Institutional Class	1,697,600	$ 20,269,349
Fidelity Advisor Overseas Fund Institutional Class	3,172,119	40,634,842
Fidelity Canada Fund	75,628	2,575,906
Fidelity International Discovery Fund	2,350,826	52,658,511
Fidelity Overseas Fund	968,501	23,079,377
Spartan International Index Fund Investor Class	1,903,590	48,560,576
TOTAL FOREIGN LARGE BLEND FUNDS		187,778,561
Foreign Large Growth Funds - 21.1%
Fidelity Aggressive International Fund	2,218,796	15,331,883
Fidelity Diversified International Fund	2,673,962	54,094,259
TOTAL FOREIGN LARGE GROWTH FUNDS		69,426,142
Foreign Large Value Funds - 14.6%
Fidelity International Value Fund	8,575,252	48,021,414
Foreign Small Mid Growth Funds - 0.7%
Fidelity International Small Cap Opportunities Fund	410,644	2,320,140
Specialty Funds - 1.0%
Fidelity International Real Estate Fund	537,386	3,374,784
Other - 5.5%
Fidelity Emerging Markets Fund	331,093	4,098,937
Fidelity Japan Fund	1,259,219	10,401,151
Fidelity Japan Smaller Companies Fund	546,732	3,630,299
TOTAL OTHER		18,130,387
TOTAL EQUITY FUNDS (Cost $591,037,314)		329,051,428
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $591,037,314)		$ 329,051,428
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 329,051,428	$ 329,051,428	$ -	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $591,037,314. Net unrealized depreciation aggregated $261,985,886, all of which was related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS Small Cap Fund of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc.
- not available for sale to
the general public

November 30, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

1.824279.103

FOF-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Mid-Cap Blend Funds - 3.6%
FMI Common Stock Fund	119	$ 1,754
Hennessy Cornerstone Growth Fund	361	2,961
Kinetics Small Cap Opportunities Fund	82	1,087
Westport Select Cap Fund Class R	1,326,925	20,182,528
TOTAL MID-CAP BLEND FUNDS		20,188,330
Mid-Cap Growth Funds - 3.0%
FBR Focus Fund	488,966	16,844,888
Small Blend Funds - 23.7%
AIM Trimark Small Companies Fund Class A	21,368	175,858
Aston/TAMRO Small Cap Fund Class N	143	1,704
CRM Small Cap Value Fund Investor Class	176	2,364
Hennessy Cornerstone Growth II Fund	172	1,628
ICM Small Company Portfolio Institutional Class	88	1,783
ING Small Company Fund Class A	3,018,923	26,355,197
Keeley Small Cap Value Fund Class A	941,063	14,991,138
Laudus Rosenberg U.S. Discovery Fund Investor Class	30,695	304,805
Managers Special Equity Fund Managers Class	36	1,254
Natixis Vaughan Nelson Small Cap Value Fund Class A	153,421	2,572,869
Neuberger Berman Genesis Fund Trust Class	61	2,006
Oppenheimer Main Street Small Cap Fund Class A	454,132	5,145,314
Perritt Emerging Opportunities Fund	221,003	1,177,947
Perritt MicroCap Opportunities Fund	404,963	5,418,399
ProShares Ultra Russell 2000 ETF	318,700	6,122,227
Royce Micro-Cap Fund Service Class	402,677	3,511,343
Royce Value Fund Service Class	840,949	5,525,037
RS Partners Fund Class A	1,379,893	24,713,880
T. Rowe Price Small-Cap Value Fund	1,247,275	30,583,178
Wasatch Small Cap Value Fund	665	1,177
Wells Fargo Small Cap Value Fund Class A	406,537	6,923,330
TOTAL SMALL BLEND FUNDS		133,532,438
Small Growth Funds - 44.1%
Alger Small Cap Growth Institutional Fund Class I (a)	804,327	11,839,686
Baron Growth Fund	307,771	9,150,037
Baron Small Cap Fund	1,398,767	18,827,406
BlackRock Funds Small Cap Growth Equity Fund Investor Class A (a)	16,584	208,959
Buffalo Small Cap Fund	1,555,203	23,156,977
Champlain Small Company Fund Advisor Class	5,171,216	47,368,344
Equity Funds - continued
	Shares	Value
Small Growth Funds - continued
Franklin Small Cap Growth Fund II Class A	364	$ 2,116
Harbor Small Cap Growth Fund Investor Class	423	2,882
ING SmallCap Opportunities Fund Class A (a)	910,648	19,114,498
iShares Russell 2000 Growth Index ETF	523,100	25,595,283
Lord Abbett Small Cap Blend Fund	1,590,294	16,586,767
Munder Micro-Cap Equity Fund Class A	89	1,425
Oberweis Emerging Growth Fund	106	1,118
Old Mutual Copper Rock Emerging Growth Portfolio Class A	221,212	1,409,120
Perimeter Small Cap Growth Fund Investor Shares	448,114	3,020,288
Royce Value Plus Fund Service Class	2,354,737	18,319,854
RS Emerging Growth Fund Class A (a)	354,528	7,395,447
Turner Small Cap Growth Fund Class I (a)	744,196	13,722,981
Wasatch Core Growth Fund	74	1,314
Wasatch Small Cap Growth Fund	634,104	12,415,758
Wasatch Ultra Growth Fund	109	1,155
William Blair Small Cap Growth Fund Class N	1,363,688	16,255,161
Winslow Green Growth Fund Investor Class	454,543	3,840,887
TOTAL SMALL GROWTH FUNDS		248,237,463
Small Value Funds - 18.0%
Allianz NFJ Small-Cap Value Fund Admin Class	370,960	7,786,446
American Beacon Small Cap Value Fund PlanAhead Class	565,978	6,197,462
Goldman Sachs Small Cap Value Fund Class A	438,425	10,430,124
HighMark Small Cap Value Fund Class A	1,193,230	9,128,208
iShares Russell 2000 Value Index ETF	890,100	41,977,116
Northern Small Cap Value Fund	1,705,965	17,144,946
Royce Opportunity Fund Service Class	883,672	4,930,889
Westcore Small Cap Value Fund	444,033	3,361,328
TOTAL SMALL VALUE FUNDS		100,956,519
Specialty Funds - 7.6%
FBR Small Cap Financial Fund	249,922	3,606,379
Fidelity Advisor Real Estate Fund Institutional Class (b)	301,286	2,488,621
John Hancock Regional Bank Class A	1,347,991	22,187,927
RS Technology Fund Class A	248,736	2,024,709
SPDR S&P Biotech ETF	248,900	12,198,589
TOTAL SPECIALTY FUNDS		42,506,225
TOTAL EQUITY FUNDS (Cost $771,270,482)		562,265,863
Short-Term Funds - 0.0%
	Shares	Value
Fidelity Institutional Money Market Portfolio Class I (b) (Cost $24,613)	24,613	$ 24,613
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $771,295,095)		$ 562,290,476
Security Type Abbreviation
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Informattion regarding fiscal year to date income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Advisor Real Estate Fund	$ 127,975
Fidelity Institutional Money Market Portfolio	25,210
$ 153,185
Additional information regarding the Fund's fiscal year to date purchase and sales of the affiliated non Money Market Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 7,087,385	$ 7,489,058	$ 7,295,146	$ 2,488,621
Fidelity Institutional Small Cap Opportunities Fund	5,687,157	-	4,868,192	-
	$ 12,774,542	$ 7,489,058	$ 12,163,338	$ 2,488,621
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 562,290,476	$ 562,290,476	$ 0	$ 0
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $771,298,319. Net unrealized depreciation aggregated $209,007,843, of which $923,511 related to appreciated investment securities and $209,931,354 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS U.S. Opportunity Fund of Funds®

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

November 30, 2008

Strategic Advisers, Inc.

A Fidelity Investments Company

1.859527.101

FOU-QTLY-0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 23.1%
American Century Fundamental Equity Fund Investor Class	239,383	$ 2,207,108
Evergreen Enhanced S&P 500 Fund Class A	121	1,242
Fidelity 130/30 Large Cap Fund (b)	396,943	2,540,432
Fidelity Fund (b)	11,973	269,988
Fidelity Select Consumer Staples Portfolio (b)	285,819	14,336,683
Fidelity Select Industrial Equipment Portfolio (b)	44,960	817,374
JPMorgan U.S. Large Cap Core Plus Fund Select Class	2,180,042	29,059,956
RS Core Equity Fund Class A	379,399	11,271,930
The Hartford Capital Appreciation Fund Class A	276,080	5,869,466
TOTAL LARGE BLEND FUNDS		66,374,179
Large Growth Funds - 8.0%
Alger Spectra Fund Class A (a)	682,024	4,364,951
Fidelity Growth Company Fund (b)	63,836	3,013,705
Fidelity Select Consumer Discretionary Portfolio (b)	12,056	156,241
Fidelity Select Retailing Portfolio (b)	11,716	312,575
Ivy Capital Appreciation Fund Class A	181,933	1,084,319
Janus Fund	229,762	4,211,536
Janus Research Fund	134,596	2,196,601
John Hancock US Global Leaders Growth Fund Class A	180,121	3,434,901
Marsico 21st Century Fund	181,802	1,679,853
Natixis CGM Advisor Targeted Equity Fund Class A	339,013	2,613,790
TOTAL LARGE GROWTH FUNDS		23,068,472
Large Value Funds - 28.1%
1st Source Monogram Income Equity Fund	554,337	5,565,546
Allianz NFJ Dividend Value Fund Class D	106	1,064
American Beacon Large Cap Value Fund Plan Ahead Class	551,958	7,302,411
American Century Equity Income Fund Investor Class	3,311,315	19,536,760
Artisan Opportunistic Value Fund Investor Shares	38,757	231,767
Aston Value Fund Class N	366,728	3,120,857
BlackRock Equity Dividend Fund Investor A Class	742,925	9,858,617
Columbia Value and Restructuring Fund Class Z	179,968	5,161,481
Eaton Vance Large-Cap Value Fund Class A	461,571	6,665,082
Evergreen Disciplined Value Fund Class A	329,433	3,198,797
Fidelity Equity-Income II Fund (b)	138,912	1,850,306
Goldman Sachs Growth & Income Fund Institutional Class	133,248	2,235,897
Goldman Sachs Large Cap Value Fund Institutional Class	434,496	3,814,872
Harbor Large Cap Value Fund Administrative Class	832,129	5,059,345
Equity Funds - continued
	Shares	Value
Large Value Funds - continued
John Hancock Classic Value Fund Class A	149,510	$ 1,646,110
Pioneer Cullen Value Fund Class A	388,992	5,500,349
TOTAL LARGE VALUE FUNDS		80,749,261
Mid-Cap Blend Funds - 1.0%
Fidelity Leveraged Company Stock Fund (b)	43,989	612,769
Fidelity Select Air Transportation Portfolio (b)	49,253	1,143,653
Fidelity Select Transportation Portfolio (b)	12,219	394,911
Keeley All Cap Value Fund Class A (a)	118,735	759,905
TOTAL MID-CAP BLEND FUNDS		2,911,238
Mid-Cap Growth Funds - 5.0%
Baron iOpportunity Fund (a)	237,556	1,594,001
BlackRock US Opportunities Fund Investor A Class (a)	140,338	3,133,738
Fidelity Select Environmental Portfolio (b)	317,320	4,058,519
Janus Enterprise Fund (a)	30,013	938,807
Morgan Stanley Institutional Fund Trust Mid Cap Growth Portfolio Advisor Shares	161,146	2,679,857
Munder Mid-Cap Core Growth Fund Class A	54,154	881,087
Neuberger Berman Mid Cap Growth Fund Trust Class (a)	119,556	1,185,991
TOTAL MID-CAP GROWTH FUNDS		14,472,000
Mid-Cap Value Funds - 8.8%
American Century Mid Cap Value Fund Investor Class	826,635	6,704,008
Delafield Fund, Inc. (a)	6,266	90,423
Fidelity Select Chemicals Portfolio (b)	61,732	2,980,411
Janus Mid Cap Value Fund - Investor Shares	517,083	8,185,423
JPMorgan Value Advantage Fund Select Class	637,843	7,162,973
TOTAL MID-CAP VALUE FUNDS		25,123,238
Small Blend Funds - 1.3%
Natixis Vaughan Nelson Small Cap Value Fund Class A	209,754	3,517,575
Royce Value Fund Service Class	36,930	242,631
TOTAL SMALL BLEND FUNDS		3,760,206
Equity Funds - continued
	Shares	Value
Small Growth Funds - 0.2%
Champlain Small Company Fund Advisor Class	15,848	$ 145,166
Wells Fargo Advantage Small Cap Growth Fund Administrator Class	44,417	314,031
TOTAL SMALL GROWTH FUNDS		459,197
Small Value Funds - 3.6%
Aston/River Road Small Cap Value Class N	1,157	10,043
Northern Small Cap Value Fund	944,562	9,492,846
Paradigm Value Fund	23,190	730,491
TOTAL SMALL VALUE FUNDS		10,233,380
Specialty Funds - 20.9%
Fidelity Real Estate Investment Portfolio (b)	201,467	2,695,625
Fidelity Select Banking Portfolio (b)	237,989	3,676,935
Fidelity Select Biotechnology Portfolio (a)(b)	112,348	6,120,719
Fidelity Select Brokerage & Investment Management Portfolio (b)	17,362	526,243
Fidelity Select Computers Portfolio (a)(b)	150,044	3,782,614
Fidelity Select Energy Services Portfolio (b)	17,631	717,048
Fidelity Select Financial Services Portfolio (b)	136,846	6,386,593
Fidelity Select Gold Portfolio (b)	125,433	3,119,525
Fidelity Select Health Care Portfolio (b)	12,968	992,538
Fidelity Select Medical Equipment & Systems Portfolio (b)	280,608	4,927,481
Fidelity Select Natural Resources Portfolio (b)	265,102	5,087,303
Fidelity Select Pharmaceuticals Portfolio (b)	834,876	7,038,006
Fidelity Select Software & Computer Services Portfolio (a)(b)	75,395	3,490,020
Fidelity Select Technology Portfolio (a)(b)	143,411	5,446,748
MFS Utilities Fund Class A	509,863	5,990,896
TOTAL SPECIALTY FUNDS		59,998,294
TOTAL EQUITY FUNDS (Cost $411,709,958)		287,149,465
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $411,709,958)		$ 287,149,465
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding fiscal year to date income earned by the Fund from invesments in affiliated Underlying Funds is as follows:
Fund	Income Earned
Fidelity Equity-Income Fund II	$ 37,129
Fidelity Fund	49,321
Fidelity Growth & Income Portfolio	43,820
Fidelity Leveraged Company Stock Fund	3,418
Fidelity Real Estate Investment Portfolio	28,727
Fidelity Select Banking Portfolio	8,589
Fidelity Select Brokerage & Investment Management Portfolio	3,642
Fidelity Select Chemicals Portfolio	7,478
Fidelity Select Consumer Staples Portfolio	2,314
Fidelity Select Financial Services Portfolio	1,516
Fidelity Select Industrial Equipment Portfolio	17,119
Fidelity Select Natural Resources Portfolio	2,351
Fidelity Select Pharmaceuticals Portfolio	7,779
$ 213,203
Additional information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity 130/30 Large Capital Fund	$ -	$ 4,019,646	$ -	$ 2,540,432
Fidelity Disciplined Equity Fund	1,243,253	-	1,219,645	-
Fidelity Equity-Income Fund	1,391,826	23,492	1,431,427	-
Fidelity Equity-Income Fund II	-	2,732,842	-	1,850,306
Fidelity Fund	1,934,447	5,521,141	6,210,613	269,988
Fidelity Growth & Income Portfolio	-	4,410,085	2,566,830	-
Fidelity Growth Company	-	5,062,519	-	3,013,705
Fidelity Fidelity Leveraged Company Stock	2,795,341	26,512	1,000,000	612,769
Fidelity Real Estate Investment Portfolio	-	5,941,359	98,079	2,695,625
Fidelity Select Air Transportation Portfolio	-	1,168,185	-	1,143,653
Fidelity Select Banking Portfolio	2,122,528	2,963,273	-	3,676,935
Fidelity Select Biotechnology Portfolio	-	7,435,553	-	6,120,719
Fidelity Select Brokerage & Investment Management Portfolio	985,808	45,186	-	526,243
Fidelity Select Chemicals Portfolio	3,531,834	5,300,617	3,486,400	2,980,411
Fidelity Select Computers Portfolio	2,998,636	3,213,142	-	3,782,614
Fidelity Select Consumer Discretionary Portfolio	-	232,674	-	156,241
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period
Fidelity Select Consumer Staples Portfolio	$ 6,410,498	$ 11,718,382	$ 249,169	$ 14,336,683
Fidelity Select Defense & Aerospace Portfolio	1,830,866	-	1,779,307	-
Fidelity Select Energy Services Portfolio	4,642,967	200,517	2,572,086	717,048
Fidelity Select Environmental Portfolio	573,888	5,010,515	-	4,058,519
Fidelity Select Financial Services Portfolio	2,131,197	8,048,646	235,459	6,386,593
Fidelity Select Gold Portfolio	-	3,023,304	-	3,119,525
Fidelity Select Health Portfolio	-	1,043,950	-	992,538
Fidelity Select Industrial Equipment Portfolio	3,836,971	5,445,901	5,794,029	817,374
Fidelity Select Materials Portfolio	3,948,377	5,201,885	9,215,951	-
Fidelity Select Medical Equipment & Systems Portfolio	2,962,257	5,529,546	1,480,675	4,927,481
Fidelity Select Natural Resources	2,304,920	9,757,607	1,389,366	5,087,303
Fidelity Select Pharmaceuticals Portfolio	4,091,735	4,123,555	-	7,038,006
Fidelity Select Retailing Portfolio	-	465,347	-	312,575
Fidelity Select Software & Computer Services Portfolio	2,101,359	2,881,112	-	3,490,020
Fidelity Select Technology Portfolio	1,268,778	8,387,412	-	5,446,748
Fidelity Select Transportation Portfolio	-	417,189	-	394,911
Fidelity Select Utilities Portfolio	1,554,437	2,063,906	3,338,428	-
Fidelity Select Wireless Portfolio	2,782,459	-	2,238,817	-
Fidelity Tax Managed Stock Fund	1,817,296	-	1,490,337	-
	$ 59,261,678	$ 121,415,000	$ 45,796,618	$ 86,494,965
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 287,149,465	$ 287,149,465	$ 0	$ 0
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $411,709,957. Net unrealized depreciation aggregated $124,560,492, of which $473,680 related to appreciated investment securities and $125,034,172 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS U.S. Opportunity Fidelity Fund
of Funds®

Managed exclusively for clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

November 30, 2008

Strategic Advisers, Inc.
A Fidelity Investments Company

1.799852.100

PAO-QTLY0109

Investments November 30, 2008 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 24.1%
Fidelity Advisor Cyclical Industries Fund Institutional Class	343,785	$ 4,830,178
Fidelity Growth & Income Portfolio	104,505	1,358,565
Fidelity Mega Cap Stock Fund	5,134	35,582
Fidelity Select Consumer Staples Portfolio	568,844	28,533,198
Fidelity Select Industrial Equipment Portfolio	400,232	7,276,214
Fidelity Select Industrials Portfolio	74,318	942,353
Spartan U.S. Equity Index Fund Investor Class	681,924	21,692,005
TOTAL LARGE BLEND FUNDS		64,668,095
Large Growth Funds - 3.4%
Fidelity Select Consumer Discretionary Portfolio	39,285	509,139
Fidelity Select Leisure Portfolio	130,844	6,410,027
Fidelity Select Retailing Portfolio	80,273	2,141,684
TOTAL LARGE GROWTH FUNDS		9,060,850
Large Value Funds - 10.9%
Fidelity Blue Chip Value Fund	1,104,179	8,623,642
Fidelity Equity-Income Fund	28,922	884,421
Fidelity Equity-Income II Fund	1,470,903	19,592,422
TOTAL LARGE VALUE FUNDS		29,100,485
Mid-Cap Blend Funds - 5.9%
Fidelity Leveraged Company Stock Fund	1,288	17,941
Fidelity Select Air Transportation Portfolio	46,257	1,074,077
Fidelity Select Construction & Housing Portfolio	310,689	6,984,296
Fidelity Select Defense & Aerospace Portfolio	68,161	3,131,995
Fidelity Select Transportation Portfolio	141,606	4,576,697
TOTAL MID-CAP BLEND FUNDS		15,785,006
Mid-Cap Growth Funds - 3.1%
Fidelity Select Environmental Portfolio	62,865	804,045
Fidelity Select IT Services Portfolio	711,622	7,664,167
TOTAL MID-CAP GROWTH FUNDS		8,468,212
Equity Funds - continued
	Shares	Value
Mid-Cap Value Funds - 3.4%
Fidelity Select Automotive Portfolio	33,374	$ 489,603
Fidelity Select Chemicals Portfolio	177,228	8,556,577
TOTAL MID-CAP VALUE FUNDS		9,046,180
Small Growth Funds - 0.1%
Fidelity Advisor Small Cap Fund Institutional Class	15,925	293,020
Specialty Funds - 49.1%
Fidelity Advisor Utilities Fund Institutional Class	1,828	28,035
Fidelity Real Estate Investment Portfolio	218,175	2,919,181
Fidelity Select Banking Portfolio	744,883	11,508,440
Fidelity Select Biotechnology Portfolio (a)	22,018	1,199,541
Fidelity Select Communications Equipment Portfolio	49,255	549,191
Fidelity Select Computers Portfolio (a)	76,589	1,930,819
Fidelity Select Electronics Portfolio	33,341	724,158
Fidelity Select Energy Portfolio	540,132	17,214,001
Fidelity Select Financial Services Portfolio	56,810	2,651,309
Fidelity Select Gold Portfolio	151,883	3,777,331
Fidelity Select Health Care Portfolio	14,575	1,115,574
Fidelity Select Insurance Portfolio	261,444	7,945,276
Fidelity Select Medical Delivery Portfolio	12,528	328,362
Fidelity Select Medical Equipment & Systems Portfolio	846,658	14,867,323
Fidelity Select Multimedia Portfolio	40,266	849,217
Fidelity Select Natural Gas Portfolio	126,744	2,692,037
Fidelity Select Natural Resources Portfolio	212,696	4,081,628
Fidelity Select Pharmaceuticals Portfolio	1,527,521	12,877,003
Fidelity Select Software & Computer Services Portfolio (a)	444,916	20,595,151
Fidelity Select Technology Portfolio (a)	77,425	2,940,600
Fidelity Select Telecommunications Portfolio	31,437	825,839
Fidelity Utilities Fund	1,502,532	19,863,474
TOTAL SPECIALTY FUNDS		131,483,490
TOTAL EQUITY FUNDS (Cost $392,023,560)		267,905,338
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $392,023,560)		$ 267,905,338
Legend
(a) Non-income producing
Other Information

The following is a summary of the inputs used, as of November 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 267,905,338	$ 267,905,338	$ -	$ -
Income Tax Information

At November 30, 2008, the aggregate cost of investment securities for income tax purposes was $392,023,558. Net unrealized depreciation aggregated $124,118,220, of which $548,470 related to appreciated investment securities and $124,666,690 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	January 29, 2009
By:	/s/Jeffrey Christian
Jeffrey Christian
Chief Financial Officer

Date:	January 29, 2009